Furniture and Equipment - Summary of Components of Furniture and Equipment (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Furniture and equipment	$ 445,310	$ 332,013
Accumulated depreciation	(295,715)	(226,042)
Furniture and equipment, net	149,595	105,971
Furniture [Member]
Property, Plant and Equipment [Line Items]
Furniture and equipment	156,928	143,435
Computer [Member]
Property, Plant and Equipment [Line Items]
Furniture and equipment	111,446	107,160
Equipment [Member]
Property, Plant and Equipment [Line Items]
Furniture and equipment	141,067	$ 81,418
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Furniture and equipment	$ 35,869